Other Current Financial Assets - Schedule of Breakdown for Other Current Financial Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	€ 99,451
At beginning of period	90,917
At end of period	99,451
Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	70,178
At beginning of period	56,880
Investments	16,396
Disposals	(5,427)
Fair value adjustments	1,535
Realized gains/(losses)	130
Exchange rate gains/(losses)	664
At end of period	70,178
Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	23,488
At beginning of period	28,440
Investments	4,955
Disposals	(10,000)
Fair value adjustments	110
Realized gains/(losses)	(17)
Exchange rate gains/(losses)	0
At end of period	23,488
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	93,666
At beginning of period	85,320
Investments	21,351
Disposals	(15,427)
Fair value adjustments	1,645
Realized gains/(losses)	113
Exchange rate gains/(losses)	664
At end of period	93,666
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	5,524
At beginning of period	5,431
At end of period	5,524
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	261
At beginning of period	166
At end of period	261
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	21,984
At beginning of period	22,399
At end of period	21,984
Private equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	21,984
At beginning of period	22,399
Investments	824
Disposals	(2,215)
Fair value adjustments	513
Realized gains/(losses)	35
Exchange rate gains/(losses)	428
At end of period	21,984
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Money market funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	15,014
At beginning of period	2,093
Investments	13,586
Disposals	(744)
Fair value adjustments	10
Realized gains/(losses)	33
Exchange rate gains/(losses)	36
At end of period	15,014
Real estate funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,104
At beginning of period	12,146
At end of period	10,104
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,104
At beginning of period	12,146
Investments	0
Disposals	(2,388)
Fair value adjustments	128
Realized gains/(losses)	61
Exchange rate gains/(losses)	157
At end of period	10,104
Real estate funds | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,980
At beginning of period	8,995
At end of period	9,980
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,980
At beginning of period	8,995
Investments	0
Disposals	(20)
Fair value adjustments	961
Realized gains/(losses)	1
Exchange rate gains/(losses)	43
At end of period	9,980
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,809
At beginning of period	10,106
At end of period	9,809
Private debt | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	9,809
At beginning of period	10,106
Investments	0
Disposals	(60)
Fair value adjustments	(237)
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	9,809
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,287
At beginning of period	1,141
At end of period	3,287
Equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,287
At beginning of period	1,141
Investments	1,986
Disposals	0
Fair value adjustments	160
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	3,287
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	15,259
At beginning of period	11,748
At end of period	15,259
Fixed income | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	15,259
At beginning of period	11,748
Investments	3,447
Disposals	0
Fair value adjustments	64
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	15,259
Floating income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	8,229
At beginning of period	16,692
Investments	1,508
Disposals	(10,000)
Fair value adjustments	46
Realized gains/(losses)	(17)
Exchange rate gains/(losses)	0
At end of period	€ 8,229